INCOME TAX	12 Months Ended
Dec. 31, 2024
INCOME TAX
INCOME TAX

21   INCOME TAX

GDS Holdings was registered as a Hong Kong SAR tax resident in 2021 and subject to the Hong Kong SAR Profits Tax rate of 16.5% since 2022.

Two PRC entities are entitled to PRC Corporate Income Tax (“CIT”) rate of 15% in those years that being recognized as “High and New Technology Enterprise” as long as the relevant requirements are satisfied. Certain PRC entities satisfying the criteria of “Small and Micro Businesses” enjoy lower income tax rates. All the other PRC subsidiaries and consolidated VIEs of the Company are subject to CIT rate of 25%.

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries and VIEs for the years from 2020 to 2024 are open to examination by the PRC tax authorities.

The Company’s Hong Kong SAR subsidiaries are subject to the Hong Kong SAR Profits Tax rate of 16.5%. A two-tiered Profits Tax rates regime was introduced since year 2018 where the first HK$2 million of assessable profits earned will be taxed at half the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one entity in the group to benefit from the progressive rates.

The Company’s Singapore subsidiaries are subject to the Singapore CIT rate of 17%.

The Company’s Macau SAR subsidiaries are subject to the Macau SAR CIT rate of 12%.

The operating results before income tax and the provision for income taxes of continuing operations by tax jurisdictions for the years ended December 31, 2022, 2023 and 2024 are as follows:

	Years ended December 31,
	2022	2023	2024
Loss (income) from continuing operations before income taxes:
PRC	144,885	3,093,763	(189,790)
Other jurisdictions	683,433	847,831	804,649

Total loss from continuing operations before income taxes	828,318	3,941,594	614,859

Current tax expenses:
PRC	375,388	279,646	337,629
Other jurisdictions	—	708	—
Total current tax expenses	375,388	280,354	337,629

Deferred tax benefits:
PRC	(99,153)	(295,931)	(181,576)
Total deferred tax benefits	(99,153)	(295,931)	(181,576)

Total income taxes expenses (benefits)	276,235	(15,577)	156,053

Reconciliations of the differences between the PRC statutory income tax rate and the Company’s effective income tax rate are as follows:

	Years ended December 31,
	2022	2023	2024

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC resident enterprises not subject to income tax	(0.9)%	(0.2)%	(0.9)%
Tax differential for entities in non-PRC jurisdiction	(0.7)%	(0.3)%	(1.1)%
Preferential tax rate	0.8%	0.2%	0.8%
Tax effect of current year permanent differences	(2.4)%	(0.1)%	(0.8)%
Expiration of unused net operating losses	(1.9)%	(1.2)%	(7.2)%
Non-taxable income and non-deductible expenses	(17.2)%	(5.3)%	(29.1)%
Gain from purchase price adjustment	6.2%	0.0%	0.0%
Change in valuation allowance	(39.1)%	(18.9)%	(12.5)%
Return to provision adjustment	(3.1)%	1.2%	0.4%
	(33.3)%	0.4%	(25.4)%

The components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024
Deferred tax assets:
Allowance for credit losses	9,585	8,183
Impairment of long-lived assets	753,354	651,752
Government subsidy	7,877	7,062
Accrued expenses	64,709	108,303
Asset retirement obligation	26,165	27,422
Operating lease liabilities	368,061	342,036
Finance lease and other financing obligations	1,475,504	1,423,607
Net operating losses carry forwards	1,157,548	1,281,372
Other non-current assets	27,714	38,472
Other non-current liabilities	12,621	6,271

Total gross deferred tax assets	3,903,138	3,894,480
Valuation allowance on deferred tax assets	(1,849,408)	(1,926,197)

Deferred tax assets, net of valuation allowance	2,053,730	1,968,283

Deferred tax liabilities:
Accounts receivable	(65,008)	(16,481)
Property and equipment	(1,690,627)	(1,616,276)
Intangible assets	(189,210)	(128,563)
Prepaid land use rights	(1,451)	(1,411)
Operating lease right-of-use assets	(1,080,936)	(1,047,918)
Other current assets	(19,135)	(17,091)

Total deferred tax liabilities	(3,046,367)	(2,827,740)

Net deferred tax liabilities	(992,637)	(859,457)

Analysis as:
Deferred tax assets	289,847	381,274
Deferred tax liabilities	(1,282,484)	(1,240,731)

Net deferred tax liabilities	(992,637)	(859,457)

The following table presents the movement of the valuation allowance for the deferred tax assets:

	Years ended December 31,
	2022	2023	2024

Balance at the beginning of the year	760,958	1,104,859	1,849,408
Increase during the year	343,901	744,549	76,789

Balance at the end of the year	1,104,859	1,849,408	1,926,197

As of December 31, 2024, the Company’s net deferred tax assets and valuation allowance were RMB381,274 and RMB1,926,197, respectively. The deferred tax assets for net operating losses carry forwards and related valuation allowance were RMB1,281,372 and RMB940,183, respectively as of December 31, 2024. This valuation allowance was related to the deferred tax assets of certain subsidiaries and consolidated VIEs of the Company. These entities were in a cumulative loss position with net operating losses carry forwards which are subject to expiration. The Company evaluated the realizability of deferred tax assets associated with the Company’s net operating losses carry forwards to determine whether there was more than a 50% likelihood that these deferred tax assets would be realized, based on the Company’s expectations of future taxable income and timing of net operating losses carry forwards expirations. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. The Company considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

The net operating losses carry forwards of the Company’s PRC subsidiaries and consolidated VIEs amounted to RMB4,999,581 as of December 31, 2024, of which RMB424,452, RMB1,001,411, RMB1,234,242, RMB1,012,356, RMB1,253,019, RMB26,748, nil, RMB17,205, RMB14,809 and RMB15,339 will expire if unused by December 31, 2025, 2026, 2027, 2028, 2029, 2030, 2031, 2032, 2033 and 2034, respectively.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The 2008 Enterprise Income Tax Law (the “EIT Law”) includes a provision specifying that legal entities organized outside the PRC are considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that GDS Holdings and its subsidiaries registered outside the PRC are deemed resident enterprises, GDS Holdings and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

If the Company were to be non-resident for PRC tax purposes, dividends paid to it from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT Law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized any deferred tax liability for the undistributed earnings of the PRC-resident enterprise as of December 31, 2023 and 2024, as the Company plans to permanently reinvest these earnings in the PRC. Each of the PRC subsidiaries does not have a plan to pay dividends in the foreseeable future and intends to retain any future earnings for use in the operation and expansion of its business in the PRC. As of December 31, 2024, the total amount of undistributed earnings from the PRC subsidiaries and the VIEs for which no withholding tax has been accrued and the unrecognized deferred tax liabilities were RMB3,107,831 and RMB482,640, respectively.